Income Taxes (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
US Treasury and Government [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carry-forwards	$ 11,000,000.0
Effective Income Tax Rate Reconciliation, Change in Deferred Tax Assets Valuation Allowance, Amount	912,794	$ 116,243
Foreign [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carry-forwards	1,500,000
Effective Income Tax Rate Reconciliation, Change in Deferred Tax Assets Valuation Allowance, Amount	$ 249,864	$ 79,179